Supplement to the
Fidelity® Select Portfolios®
April 28, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Energy Service Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Banfield as of March 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$406	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Service Portfolio ($406 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of March 31, 2018, the dollar range of shares of Energy Service Portfolio beneficially owned by Ms. Banfield was none.

SELB-18-05 1.475630.206	May 16, 2018

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 28, 2018
Prospectus

The following information replaces similar information for Retailing Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Boris Shepov (co-manager) has managed the fund since May 2018.

Nicola Stafford (co-manager) has managed the fund since October 2016.

It is expected that Ms. Stafford will transition off of the fund effective November 2018. At that time, Mr. Shepov will assume sole portfolio management responsibilities for the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Boris Shepov is co-manager of Retailing Portfolio, which he has managed since May 2018. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.

Nicola Stafford is co-manager of Retailing Portfolio, which she has managed since October 2016. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager. She is also a member of FMR's Stock Selector Large Cap Group.

It is expected that Ms. Stafford will transition off of the fund effective November 2018. At that time, Mr. Shepov will assume sole portfolio management responsibilities for the fund.

SELCON-18-02 1.913699.126	May 16, 2018